STATUTORY RESERVES	12 Months Ended
Dec. 31, 2011
STATUTORY RESERVES
STATUTORY RESERVES

19.          STATUTORY RESERVES

Under PRC law, ChinaCache Beijing, Beijing Blue IT, Beijing Jingtian and Xin Run are required to provide for certain statutory reserves, namely a general reserve, an enterprise expansion fund and a staff welfare and bonus fund.  The entities are required to allocate at least 10% of their after tax profits on individual company basis as determined under PRC GAAP to the general reserve and have the right to discontinue allocations to the general reserve if such reserve has reached 50% of registered capital.  Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the Board of Directors of the entity. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances, or cash dividends.

As of December 31, 2010 and 2011, the Company had appropriated RMB1,326,000 and RMB1,326,000 (US$211,000), respectively in its statutory reserves.